Other Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Other liabilities, current
Accrued compensation for phantom shares - Note 15	$ 1,853	$ 1,590
Other accrued compensation	1,392	1,139
Restricted stock units - Note 12	1,613	1,210
Total	4,858	3,939
Other liabilities, non-current
Warrant liability - Notes 10 and 15	$ 18	$ 18